Goodwill and In-Process Revenue Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 129,145,000	$ 129,145,000
Amortization of in-process revenue contract (note 6b)	(15,062,000)	(35,219,000)	$ (12,745,000)
Shuttle tanker segment
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	127,100,000	127,100,000
Goodwill impairment	0	0	0
Towage segment
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	2,000,000	2,000,000
Goodwill impairment	$ 0	$ 0	$ 0